Lessee Accounting (Supplemental Income Statement Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	¥ 45,109	¥ 39,699	¥ 40,053
Short-term lease cost	15,566	13,961	14,245
Other lease cost	219	71	120
Total lease cost	¥ 60,894	¥ 53,731	¥ 54,418